Other Assets - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Miscellaneous assets [abstract]
Prepaid expenses	¥ 89,783	¥ 73,737
Accrued income	353,673	308,024
Receivables from brokers, dealers and customers for securities transactions	1,505,359	1,294,607
Cash collateral provided for derivative and other financial transactions	2,620,665	2,000,222
Retirement benefit assets	553,118	518,934
Security deposits	83,903	87,578
Others	857,406	662,529
Total other assets	¥ 6,063,907	¥ 4,945,631